Declaration of Dividends (Details)	6 Months Ended
	Jun. 30, 2011 Common stock [Member] C D Is [Member]	Jun. 30, 2011 Common stock [Member] C D Is [Member] Final Dividend Prior Year [Member]	Jun. 30, 2011 Common stock [Member] C D Is [Member] Interim Dividend Current Year [Member]	Jun. 30, 2011 Common stock [Member] G H Ds [Member]	Jun. 30, 2011 Common stock [Member] G H Ds [Member] Final Dividend Prior Year [Member]	Jun. 30, 2011 Common stock [Member] G H Ds [Member] Interim Dividend Current Year [Member]	Jun. 30, 2011 Common stock [Member] A D Ss [Member]	Jun. 30, 2011 Common stock [Member] A D Ss [Member] Final Dividend Prior Year [Member]	Jun. 30, 2011 Common stock [Member] A D Ss [Member] Interim Dividend Current Year [Member]	Jun. 30, 2011 Common stock [Member] Final Dividend Prior Year [Member] ZAR	Jun. 30, 2011 Common stock [Member] Final Dividend Prior Year [Member] USD ($)	Jun. 30, 2011 Common stock [Member] Interim Dividend Current Year [Member] ZAR	Jun. 30, 2011 Common stock [Member] Interim Dividend Current Year [Member] USD ($)	Jun. 30, 2011 E Ordinary Shares [Member] Final Dividend Prior Year [Member] ZAR	Jun. 30, 2011 E Ordinary Shares [Member] Final Dividend Prior Year [Member] USD ($)	Jun. 30, 2011 E Ordinary Shares [Member] Interim Dividend Current Year [Member] ZAR	Jun. 30, 2011 E Ordinary Shares [Member] Interim Dividend Current Year [Member] USD ($)
Dividends Payable [Line Items]
Declaration date										Feb. 15, 2011	Feb. 15, 2011	Aug. 02, 2011	Aug. 02, 2011	Feb. 15, 2011	Feb. 15, 2011	Aug. 02, 2011	Aug. 02, 2011
Record date										Mar. 11, 2011	Mar. 11, 2011	Sep. 02, 2011	Sep. 02, 2011	Mar. 11, 2011	Mar. 11, 2011	Sep. 02, 2011	Sep. 02, 2011
Dividends Payable, Date to be Paid, Day, Month and Year		Mar. 18, 2011	Sep. 09, 2011		Mar. 21, 2011	Sep. 12, 2011		Mar. 28, 2011	Sep. 19, 2011	Mar. 18, 2011	Mar. 18, 2011	Sep. 09, 2011	Sep. 09, 2011	Mar. 18, 2011	Mar. 18, 2011	Sep. 09, 2011	Sep. 09, 2011
Common Stock, Dividends, Per Share, Declared										0.80	$ 0.1126	0.90	$ 0.120812	0.40	$ 0.0563	0.45	$ 0.060406
Share Conversion Ratio Ghanaian Depositary To Ordinary Share (number of shares)				100
Share Conversion Ratio Chess Depositary To Ordinary Share (number of shares)	0.2
Share Conversion Ratio American Depositary To Ordinary Share (number of shares)							1